Leases (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2021 USD ($)
Leases
Area of land under operating lease agreement | ft²		590
Option to extend lease	two additional options to extend until March 22, 2023
Lease renewal term		2 years
Lease rental payment | ₪	₪ 134,508
Maintenance fees | ₪	₪ 144,476
Bank guarantee		$ 50
Operating lease assets		223	$ 406
Operating lease liabilities		$ 216	$ 435
Operating leases, weighted average remaining lease term (in years)		1 year 2 months 8 days
Operating leases, weighted average borrowing rate		2.30%